Consolidated Statements of Income (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net revenue:
Dialysis Care Revenue	$ 2,741,935,000	$ 2,544,059,000
Valuation Allowances and Reserves, Adjustments	63,749,000	66,859,000
Net Dialysis care revenue	2,678,186,000	2,477,200,000
Dialysis Products Revenue	785,735,000	771,555,000
Net revenue	3,463,921,000	3,248,755,000
Costs of revenue:
Dialysis Care Cost of Revenue	1,984,224,000	1,831,126,000
Dialysis Products Cost of Revenue	370,179,000	348,120,000
Cost of revenues	2,354,403,000	2,179,246,000
Gross profit	1,109,518,000	1,069,509,000
Operating expenses:
Selling, general and administrative	591,714,000	552,832,000
Research and development	30,372,000	28,522,000
Income from equity method investees	(4,808,000)	(5,497,000)
Gain on the sale of dialysis clinics	1,073,000	9,314,000
Operating income	493,313,000	502,966,000
Other (income) expense:
Interest income	(10,589,000)	(20,306,000)
Interest expense	114,818,000	119,186,000
Investment gain	0	(126,685,000)
Income before income taxes	389,084,000	530,771,000
Income tax expense	129,001,000	137,077,000
Net Income	260,083,000	393,694,000
Less: Net income attributable to noncontrolling interests	34,584,000	23,196,000
Net Income attributable to the Company	225,499,000	370,498,000
Earning Per Share Diluted	$ 0.73	$ 1.21